Intangible assets (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Research and development expenditure	€ 900	€ 200
Intellectual Properties [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	1,900	1,900
Project Development Costs [Member]
IfrsStatementLineItems [Line Items]
indefinite Intangible assets	€ 700	€ 1,900